Vest U.S. Large Cap 20% Buffer VI Fund

Schedule of Investments

March 31, 2024 (unaudited)

109.80%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

108.94%	CALL OPTIONS
	S&P 500 Mini Index	1	$52,544	0.02	01/15/2025 $	52,240
	S&P 500 Mini Index	1	52,544	0.02	04/17/2024	52,527
	S&P 500 Mini Index	1	52,544	0.02	05/15/2024	52,513
	S&P 500 Mini Index	1	52,544	0.02	06/18/2024	52,460
	S&P 500 Mini Index	1	52,544	0.02	07/17/2024	52,436
	S&P 500 Mini Index	2	105,088	0.02	08/21/2024	104,796
	S&P 500 Mini Index	1	52,544	0.02	09/18/2024	52,357
	S&P 500 Mini Index	2	105,088	0.02	10/16/2024	104,661
	S&P 500 Mini Index	1	52,544	0.02	11/20/2024	52,295
	S&P 500 Mini Index	1	52,544	0.02	12/18/2024	52,250
	S&P 500 Mini Index	1	52,544	0.02	02/19/2025	52,211
	TOTAL CALL OPTIONS PURCHASED					680,746
0.86%	PUT OPTIONS
	S&P 500 Mini Index	1	52,544	473.91	01/15/2025	963
	S&P 500 Mini Index	1	52,544	415.44	04/17/2024	1
	S&P 500 Mini Index	1	52,544	415.87	05/15/2024	23
	S&P 500 Mini Index	1	52,544	436.56	06/18/2024	91
	S&P 500 Mini Index	1	52,544	456.56	07/17/2024	215
	S&P 500 Mini Index	2	105,088	440.42	08/21/2024	489
	S&P 500 Mini Index	2	105,088	352.34	08/21/2024	91
	S&P 500 Mini Index	1	52,544	440.21	09/18/2024	315
	S&P 500 Mini Index	1	52,544	431.45	10/16/2024	336
	S&P 500 Mini Index	1	52,544	450.28	11/20/2024	584
	S&P 500 Mini Index	1	52,544	469.83	12/18/2024	817
	S&P 500 Mini Index	1	52,544	498.17	02/19/2025	1,497
	TOTAL PUT OPTIONS PURCHASED					5,422

109.80%	TOTAL OPTIONS PURCHASED					$686,168

Vest U.S. Large Cap 20% Buffer VI Fund

Schedule of Investments

March 31, 2024 (unaudited)

109.81%	TOTAL INVESTMENTS					$686,168
(9.81%)	Liabilities in excess of other assets					(61,299)
100.00%	NET ASSETS					$624,869
	See Notes to Schedule of Investments

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(9.21%)	OPTIONS WRITTEN
(8.99%)	CALL OPTIONS
	S&P 500 Mini Index	1	$(52,544)	526.04	01/15/2025 $	(3,747)
	S&P 500 Mini Index	1	(52,544)	466.77	04/17/2024	(5,961)
	S&P 500 Mini Index	1	(52,544)	489.6	06/18/2024	(4,329)
	S&P 500 Mini Index	1	(52,544)	515.46	07/17/2024	(2,503)
	S&P 500 Mini Index	2	(105,088)	498.78	08/21/2024	(8,408)
	S&P 500 Mini Index	1	(52,544)	495.94	09/18/2024	(4,710)
	S&P 500 Mini Index	2	(105,088)	497.51	10/16/2024	(9,737)
	S&P 500 Mini Index	1	(52,544)	508.05	11/20/2024	(4,447)
	S&P 500 Mini Index	1	(52,544)	524.24	12/18/2024	(3,633)
	S&P 500 Mini Index	1	(52,544)	558.46	02/19/2025	(2,208)
	S&P 500 Mini Index	1	(52,544)	463.91	05/15/2024	(6,471)
	TOTAL CALL OPTIONS WRITTEN					(56,154)
(0.22%)	PUT OPTIONS

	S&P 500 Mini Index	1	(52,544)	379.13	01/15/2025	(260)
	S&P 500 Mini Index	1	(52,544)	332.35	04/17/2024	0
	S&P 500 Mini Index	1	(52,544)	332.7	05/15/2024	0
	S&P 500 Mini Index	1	(52,544)	349.25	06/18/2024	(7)
	S&P 500 Mini Index	1	(52,544)	365.26	07/17/2024	(33)
	S&P 500 Mini Index	4	(210,176)	352.34	08/21/2024	(181)
	S&P 500 Mini Index	1	(52,544)	352.18	09/18/2024	(55)
	S&P 500 Mini Index	1	(52,544)	345.17	10/16/2024	(65)
	S&P 500 Mini Index	1	(52,544)	360.23	11/20/2024	(130)
	S&P 500 Mini Index	1	(52,544)	375.87	12/18/2024	(250)
	S&P 500 Mini Index	1	(52,544)	398.54	02/19/2025	(399)

	TOTAL PUT OPTIONS WRITTEN					(1,380)
(9.21%)	TOTAL OPTIONS WRITTEN

						$(57,534)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2024:

Level 1		Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED	-	$686,168	-	$686,168
MONEY MARKET FUND	-	-	-	-
TOTAL INVESTMENTS	-	$686,168	-	$686,168

OPTIONS WRITTEN	-	$(57,534)	-	$(57,534)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $583,554, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$104,991
		Gross unrealized depreciation		(59,912)
		Net unrealized appreciation		$45,080